CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

14.     CASH AND CASH EQUIVALENTS

Cash and cash equivalents represent cash on hand and in bank accounts, as well as short-term bank deposits, which have original maturities of less than three months. Other short-term highly liquid investments are treated as cash equivalents only if they are held for the purpose of meeting short-term cash commitments, are readily convertible to known amounts of cash and are subject to insignificant risk of change in value.

Cash and cash equivalents comprised the following:

	December 31,	December 31,
	2018	2017
Cash and cash equivalents at banks and on hand in:
Russian Rubles	17,012	16,879
US Dollars	4,873	1,119
Euro	2,073	983
Ukraine Hryvna	1,548	403
Turkmenian Manat	721	1,267
Other	954	318
Short-term deposits with an original maturity of less than 92 days:
Russian Rubles	52,764	6,595
Ukraine Hryvna	3,215	352
Euro	915	—
US Dollars	—	2,603
Other		67
Total cash and cash equivalents	84,075	30,586